UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05502

Comstock Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: April 30

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

For the period from July 1, 2015 to June 30, 2016, Comstock Funds, Inc. did not hold any voting securities.

OR

ProxyEdge Meeting Date Range: 07/01/2015 - 06/30/2016 The Comstock Capital Value Fund	Report Date: 07/05/2016

Investment Company Report
MICHAEL KORS HOLDINGS LIMITED
Security	G60754101		Meeting Type		Annual
Ticker Symbol	KORS		Meeting Date		30-Jul-2015
ISIN	VGG607541015		Agenda		934248863 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: M. WILLIAM BENEDETTO	Management	For	For
1B.	ELECTION OF DIRECTOR: STEPHEN REITMAN	Management	For	For
1C.	ELECTION OF DIRECTOR: JEAN TOMLIN	Management	For	For
2.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 2, 2016.	Management	For	For
3.	TO APPROVE, ON A NON-BINDING ADVISORY BASIS, EXECUTIVE COMPENSATION.	Management	For	For
4.	TO APPROVE THE MICHAEL KORS HOLDINGS LIMITED AMENDED AND RESTATED OMNIBUS INCENTIVE PLAN.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Comstock Funds, Inc.

By (Signature and Title)*	Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/1/16

*Print the name and title of each signing officer under his or her signature.